Related parties - Summary of remuneration package (Details) € in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€) EquityInstruments	Dec. 31, 2017 EUR (€) EquityInstruments	Dec. 31, 2016 EUR (€) EquityInstruments
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Post-employment benefits	€ 305	€ 248	€ 228
Total benefits excluding warrants	€ 5,346	€ 4,305	€ 3,683
Warrants offered | EquityInstruments	1,235,245	873,000	1,130,750
Total cost of warrants granted in the year	€ 15,507	€ 15,699	€ 11,332
Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Warrants offered | EquityInstruments	402,500	535,000	620,000
Executive committee members as a group
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term benefits	€ 4,702	€ 3,694	€ 3,124
Warrants offered | EquityInstruments	350,000	475,000	515,000
Raj Parekh
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term benefits	€ 92	€ 91	€ 73
Warrants offered | EquityInstruments	15,000	15,000	30,000
Werner Cautreels
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term benefits	€ 48	€ 55	€ 56
Warrants offered | EquityInstruments	7,500	7,500	15,000
Harrold van Barlingen
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term benefits	€ 15	€ 45	€ 47
Warrants offered | EquityInstruments		7,500	15,000
Howard Rowe
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term benefits	€ 53	€ 45	€ 50
Warrants offered | EquityInstruments	7,500	7,500	15,000
Katrine Bosley
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term benefits	€ 45	€ 45	€ 45
Warrants offered | EquityInstruments	7,500	7,500	15,000
Christine Mummery
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term benefits	€ 40	€ 41	€ 43
Warrants offered | EquityInstruments	7,500	7,500	15,000
Mary Kerr
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term benefits	€ 46	€ 41	€ 18
Warrants offered | EquityInstruments	7,500	7,500